SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Warranty term	one to two years
Short term investments	€ 0
Accounts Receivable, Allowance for Credit Loss, Writeoff	827	€ 15
Gain (loss) derivatives	0
Warranty expense	266	131	€ 433
Advertising Expense	291	739	€ 719
Operating lease, right of use	€ 1,895	2,647
Operating lease, liability		€ 2,684
Accounting Standards Update 2016-02
Operating lease, right of use				€ 3,500
Operating lease, liability				€ 3,500
Maximum | Sale and leaseback
Useful life	7 years